DATE: 03/31/2020

REGISTRANT: Mutual of America Investment Corp.

ACCESSION NUMBER: 0001752724-20-050126

FILE NUMBER(S): 811-05084

Form: N-CEN/A

Original Filing Date: 03/16/2020

Amended Filing Date: 03/31/2020

Explanation: The Registrant amended the Form N-CEN for the period ended December 31, 2019 to add the missing Appendix in the auditor control letter.